Debt issued measured at amortized cost (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 34,944	$ 32,435	$ 37,285
Senior unsecured debt	39,685	16,078	18,450
of which: issued by UBS AG standalone with original maturity greater than one year	38,896	16,069	18,446
Covered bonds	8,583	2,513	1,006
Subordinated debt	715	3,019	3,008
of which: eligible as non-Basel III-compliant tier 2 capital instruments	536	537	538
Debt issued through the Swiss central mortgage institutions	27,010	9,743	10,035
Other long-term debt	1,583
Long-term debt	77,576	31,353	32,499
Total debt issued measured at amortized cost	$ 112,520	$ 63,788	$ 69,784
Unsecured portion of total debt issued measured at amortized cost	100.00%
Secured portion of Covered bonds	100.00%
Secured portion of Debt issued through the Swiss central mortgage institutions	100.00%
Secured portion of Other long-term debt	92.00%